Fees Summary	May 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,040,000.00
Total Fee Amount	419.82
Total Offset Amount	0.00
Net Fee	$ 419.82
Offering Table N/A
Offset Table N/A	N/A